Financial risk management - Currency Risk (Details) - Euro - Foreign currency contracts - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in currency rate	10.00%	10.00%	10.00%
€ strengthens against US$	€ 176	€ 33	€ 87
€ weakens against US$	€ (176)	€ (36)	€ (95)